1. Interim Financial Statements	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Interim Financial Statements

The accompanying interim unaudited condensed financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine month periods ended September 30, 2015, are not necessarily indicative of the results that may be expected for the year ending December 31, 2015. For further information, refer to the financial statements and footnotes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2014.

The accompanying condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern.

Description of Business

Zonzia Media, Inc, initially organized as HDIMAX Media, Inc., and incorporated in the State of Delaware in May 2014, is a multi-platform entertainment company focused on delivering compelling content with the objective of generating both advertising and subscription revenue.

Reverse Merger with Indigo-Energy, Inc.

On November 21, 2014, through a wholly-owned subsidiary of a public shell Company then known as Indigo-Energy, Inc., HDIMAX Acquisition Corporation, a Nevada corporation, was merged with and into HDIMAX, Inc., a Delaware corporation (“HDIMAX”) (such merger, the “Merger”) pursuant to the Agreement and Plan of Merger, effective as of September 2, 2014, and as amended effective as of November 20, 2014, by and among Indigo-Energy, Inc. (our “company” or “we” or “us”), HDIMAX and HDIMAX Acquisition Corporation (the “Merger Agreement”). HDIMAX was the surviving corporation of the Merger and as such will continue as a wholly-owned subsidiary of our Company. Upon closing the merger, we changed our name to HDIMAX Media, Inc.

As a result of the Merger, all of HDIMAX’s common stock was converted into 712,121,205 shares of our Company’s common stock, which represents approximately 94% of the outstanding shares of our company’s common stock after giving effect to the Merger. The common stock issuance, representing 94% of the outstanding shares of the consolidated Company was accounted for as a reverse capitalization in accordance with accounting principles generally accepted in the United States (“US GAAP”) and the Rules and Regulations as promulgated by the United States Securities and Exchanges Commission (“SEC”).

On January 22, 2015, we entered into a Settlement Agreement in which we cancelled all of the 712,121,205 shares of restricted and unregistered common stock previously issued to effectuate the merger with Rajinder Brar, the previous sole owner of HDIMAX, Inc. In consideration for the shares being cancelled, we forfeited our rights to sell advertising and other products on websites previously controlled Mr. Brar and related entities, with the exception of www.hdimax.com. An outline of the significant terms of the Settlement Agreement includes, but is not limited to, the following:

•	The 712,121,205 million shares of HDIMAX Media, Inc. (formerly Indigo-Energy) common stock issued to Rajinder Brar, the owner of 100% of the previously outstanding stock of HDIMAX, Inc. immediately preceding the reverse acquisition transaction, were cancelled.

•	Rajinder Brar, Aneliya Vasileva, and Myles Pressey III, previously appointed as the Company’s officers and Board of Directors immediately following the completion of the reverse acquisition, resigned and forfeited future compensation terms associated with any and all previously agreed upon employment agreements, inclusive of the compensation accrued as of December 31, 2014.

•	Mr. James C. Walter Sr. was reappointed to serve as a Director charged with appointing new officers. Mr. Walter Sr. served as the Sole Officer and Director of the Company immediately preceding the completion of the reverse acquisition transaction.

•	The Company’s option agreement to acquire Fashion Style Magazine, Inc., an entity wholly owned by Rajinder Brar, was cancelled.

•	The Omnibus Agreement and License dated November 21, 2014, by and between the Company and Fashion Style Magazine, Inc. was terminated. The brands and assets wholly owned by Rajinder Brar through Fashion Style Magazine, Inc. were intended to be a core portion of the consolidated Company’s business operations subsequent to the completion of the reverse acquisition.

•	The Company forfeited all rights to Frontlinewire.com, a brand and website acquired in the reverse acquisition.

•	The Company maintained all rights to hdimax.com, a brand and website acquired in the reverse acquisition, but agreed to assign those assets back to their original owners by May 1, 2015. We do not intend to further develop or publish content at www.hdimax.com.

For additional details, including a copy of the Settlement Agreement, please see our Current Report on Form 8-K filed on January 29, 2015.

On March 9, 2015 we changed our name to Zonzia Media, Inc. and we are developing a new multi-platform entertainment distribution channel with the goal of being a unique hybrid of a linear channel, a video-on-demand channel and an over-the-top channel. Our technology will allow our viewers instant access to our available content on most internet connected devices.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenditures during the reported periods. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

We consider all highly liquid instruments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. We did not have any cash equivalents at September 30, 2015 or December 31, 2014.

Fair Value Measurements

The fair value of a financial instrument is the amount that could be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Financial assets are marked to bid prices and financial liabilities are marked to offer prices.  The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity.  In addition, the fair value of liabilities should include consideration of non-performance risk, including the party’s own credit risk.

Fair value measurements do not include transaction costs.  A fair value hierarchy is used to prioritize the quality and reliability of the information used to determine fair values.  Categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The fair value hierarchy is defined into the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Embedded Conversion Features and Other Equity-linked Instruments

The Company classifies all of its common stock purchase warrants and other derivative financial instruments as equity if the contracts (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (1) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (3) contracts that contain reset provisions. The Company assesses classification of its equity-linked instruments at each reporting date to determine whether a change in classification between equity and liabilities (assets) is required.

Recently Issued Accounting Pronouncements

There have been no recently issued accounting pronouncements that were not previously disclosed in our annual report on Form 10-K filed on April 15, 2015 through the date of this report that we believe will have a material impact on our financial position, results of operations, or cash flows.